Pension Benefits - Estimated Future Benefit Payments which Reflect Expected Future Service to be Paid by Benefit Plans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
2014	$ 9,542
2015	7,561
2016	6,855
2017	8,363
2018	6,666
2019 - 2023	40,429
Total	$ 79,416